REGULATORY FRAMEWORK (Details 2) - Commissioned Generation [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Rent factor adapted	$ 1
Later than one year [member]
IfrsStatementLineItems [Line Items]
Percentage of rent factor adapted units commissioned		15.00%
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Percentage of rent factor adapted units commissioned		25.00%
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Percentage of rent factor adapted units commissioned		35.00%